Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition
Sales rebates	$ 6,473,774	$ 405,385	$ 1,833,085
Net revenues	177,883,105	134,109,632	37,334,966
Advertising revenue
Revenue Recognition
Net revenues	175,040,033	131,287,334	$ 35,032,557
Virtual Items For Live Social Video Community [Member]
Revenue Recognition
Net revenues	$ 344,361	$ 521,640